Fair Value Measurements - Summary of assets measured at fair value on recurring basis (Detail) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Fair Value Measurements
Investments held in Trust Account	$ 293,255,540	$ 292,054,158
Level 1
Fair Value Measurements
Investments held in Trust Account	293,255,540	292,054,158
Level 1 | Money Market Fund
Fair Value Measurements
Investments held in Trust Account	9,201	7,882
Level 1 | U.S. Treasury Securities
Fair Value Measurements
Investments held in Trust Account	$ 293,246,339	$ 292,046,276